Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C. 20005


                                                        January 4, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re: Aegis Value Fund, Inc.
            (File Nos. 333-49241 and 811-09174)

Dear Sir or Madam:

      On behalf of Aegis Value Fund, Inc. (the Fund), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus and statement of additional information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on December 29, 2006.


                                        Sincerely,

                                        /s/  Michelle C. Roberts
                                        Michelle C. Roberts